Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Feb. 20, 2024	Jun. 30, 2023
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Entity File Number	000-52607
Entity Registrant Name	Universal Biosensors, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0424072
Entity Address, Address Line One	1 Corporate Avenue,
Entity Address, City or Town	Rowville
Entity Address, Postal Zip Code	3178
Entity Address, Address Line Two	Victoria
Entity Address, Country	AU
City Area Code	61
Local Phone Number	3 9213 9000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 26,480,368
Entity Common Stock, Shares Outstanding (in shares)		212,369,435
Entity Central Index Key	0001279695
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
dei_AuditorName	PricewaterhouseCoopers
dei_AuditorFirmId	1379
dei_AuditorLocation	Melbourne, Australia